SELECTED STATEMENTS OF PROFIT OR LOSS DATA (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	$ 3,768	$ 2,264	$ 4,596	$ 4,273
Research and development	5,119	3,680	7,822	6,910
Selling and marketing	4,901	3,168	8,774	5,807
General and administrative	$ 4,997	$ 2,880	6,273	4,562
Labor
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue			2,307	2,101
Research and development			6,828	5,746
Selling and marketing			4,953	4,032
General and administrative			3,821	2,270
Promotion
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue			35	314
Credit card fees
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue			1,182	677
Servers
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue			651	657
Research and development			257	264
Software
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Research and development			199	282
Selling and marketing			165	106
General and administrative			233	191
Marketing and Promotion
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing			1,952
Digital Advertising
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing			535	509
Services and tools
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue			169	114
Travel
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue			10	45
Research and development			25	41
Selling and marketing			78	44
General and administrative			30	18
Rent and related
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative			373	485
Consulting
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative			516	536
Office expenses
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative			145	285
Communication and PR
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing			21	15
Depreciation & Amortization
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue			107	164
Research and development			296	252
Selling and marketing			536	755
General and administrative			159	100
Share-based compensation
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue			98	95
Research and development			184	208
Selling and marketing			348	262
General and administrative			305	257
Human resources
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative			269	70
Bad debt
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative			55	174
Other
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue			37	106
Research and development			33	117
Selling and marketing			186	84
General and administrative			$ 367	$ 176